Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Ifrs Statement [line items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-13142
Entity Registrant Name	Andina Bottling Co Inc
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Miraflores 9153, 7th Floor
Entity Address, Address Line Two	Renca
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	00000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000925261
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Firm ID	1364
Auditor Location	Santiago, Chile
Business Contact [Member]
Ifrs Statement [line items]
Contact Personnel Name	Paula Vicuña
City Area Code	56-2
Local Phone Number	2338-0520
Contact Personnel Email Address	paula.vicuna@koandina.com
Entity Address, Address Line One	Miraflores 9153, 7th Floor
Entity Address, Address Line Two	Renca
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	00000
Series A Shares
Ifrs Statement [line items]
Title of 12(b) Security	Series A Shares of Registrant represented by American Depositary Shares
Trading Symbol	AKO.A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	473,289,301
Series B Shares
Ifrs Statement [line items]
Title of 12(b) Security	Series B Shares of Registrant represented by American Depositary Shares
Trading Symbol	AKO.B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	473,281,303